Research and Development Expenditures Recognized as Expenses (Tables)	12 Months Ended
Dec. 31, 2025
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Summary of Research and Development Expenditures Recognized as Expenses
Research and development expenditures recognized as expenses for the years ended December 31, 2023, 2024 and 2025 were as follows:

(in millions of Won)	2023		2024	2025
Administrative expenses	￦	175,167	207,557	195,255
Cost of sales		343,242	348,003	331,924

	￦	518,409	555,560	527,179